Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Borrowed Funds

Borrowed funds, which include FHLB advances, repurchase agreements, ESOP borrowings, corporate borrowings, borrowings for joint ventures and junior subordinated debt, as of December 31, 2013 and 2012 are summarized as follows:

(Dollar amounts in thousands)	2013		2012
	Weighted average rate	Amount	Weighted average rate	Amount

FHLB advances:
Due within 12 months	2.12%	$101,492	2.69%	$100,147
Due beyond 12 months but within 2 years	2.14%	25,873	2.88%	71,392
Due beyond 2 years but within 3 years	0.99%	78,008	3.13%	15,873
Due beyond 3 years but within 4 years	1.34%	73,380	2.15%	8,013
Due beyond 4 years but within 5 years	3.26%	12,168	1.03%	7,807
Due beyond 5 years	-	-	3.61%	10,000

		$290,921		$213,232

Repurchase agreements:
Due within 12 months	2.34%	$58,000	2.99%	$148,000
Due beyond 12 months but within 2 years	4.12%	10,000	3.07%	40,000
Due beyond 2 years but within 3 years	-	-	4.12%	10,000
Due beyond 3 years but within 4 years	4.28%	25,000	-	-
Due beyond 4 years but within 5 years	4.49%	45,000	4.28%	25,000
Due beyond 5 years	-	-	4.49%	45,000

		$138,000		$268,000

Other borrowings:

ESOP borrowings
Due within 12 months	4.68%	$1,000	4.68%	$1,000
Due beyond 12 months but within 2 years	4.68%	1,000	4.68%	1,000
Due beyond 2 years but within 3 years	4.68%	250	4.68%	1,000
Due beyond 3 years but within 4 years	-	-	4.68%	250

		$2,250		$3,250

Corporate borrowings
Due within 12 months	3.75%	$1,000	-	$-
Due beyond 12 months but within 2 years	3.75%	1,000	-	-
Due beyond 2 years but within 3 years	3.75%	1,000	-	-
Due beyond 3 years but within 4 years	3.75%	1,000	-	-
Due beyond 4 years but within 5 years	3.75%	5,973	-	-

		$9,973		$-

Borrowings for joint ventures
Due beyond 4 years but within 5 years	-	-	3.75%	74

		$-		$74

Junior subordinated notes
Due beyond 5 years	2.06%	$36,083	2.41%	$46,393